Summary of Significant Accounting Policies (Details) - Schedule of basic earnings (loss) per share (Parentheticals) - $ / shares	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021		Dec. 31, 2020
Schedule of Basic Earnings Loss Per Share [Abstract]
Weighted average number of common stock outstanding diluted	1,701,181,423		1,701,181,423		1,701,181,423		1,701,181,423		1,701,181,423		1,701,181,423
Net (loss) income per share diluted	$ 0.00	[1]	$ 0.00	[1]	$ 0.00	[1]	$ 0.00	[1]	$ 0	[1]	$ 0

[1]	Less than $0.01 per share